Going Concern (Details) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash		$ 400,000		$ 200,000
Net cash used in operating activities		(5,041,691)	$ (4,724,741)	(5,168,175)	$ (6,842,679)
Accumulated deficit		(40,393,539)		(32,360,062)	$ (16,891,560)
Convertible Subordinated Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
issuing additional subordinated convertible promissory notes	$ 4,000,000
Net cash used in operating activities		$ 5,040,000.00		$ 5,170,000